SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment revenues and profit
Segment revenues and profits for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Revenues:
Bausch + Lomb/International	$4,795	$4,857	$4,870
Salix	1,566	1,530	1,272
Ortho Dermatologics	725	949	1,667
Diversified Products	1,638	2,338	2,638
Total revenues	$8,724	$9,674	$10,447
Segment profit:
Bausch + Lomb/International	$1,412	$1,456	$1,652
Salix	935	946	750
Ortho Dermatologics	336	408	948
Diversified Products	1,112	1,712	1,996
Total segment profit	3,795	4,522	5,346
Corporate	(562)	(690)	(518)
Amortization of intangible assets	(2,690)	(2,673)	(2,257)
Goodwill impairments	(312)	(1,077)	—
Asset impairments	(714)	(422)	(304)
Restructuring and integration costs	(52)	(132)	(362)
Acquired in-process research and development costs	(5)	(34)	(106)
Acquisition-related contingent consideration	289	13	23
Other income (expense)	353	(73)	(295)
Operating income (loss)	102	(566)	1,527
Interest income	12	8	4
Interest expense	(1,840)	(1,836)	(1,563)
Loss on extinguishment of debt	(122)	—	(20)
Foreign exchange and other	107	(41)	(103)
Loss before (benefit from) provision for income taxes	$(1,741)	$(2,435)	$(155)

Schedule of capital expenditures, depreciation and amortization by segment
Capital expenditures, depreciation and amortization of intangible assets, and asset impairments by segment for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Capital expenditures:
Bausch + Lomb/International	$159	$221	$197
Salix	3	2	1
Ortho Dermatologics	2	1	14
Diversified Products	4	5	5
	168	229	217
Corporate	3	6	18
Total capital expenditures	$171	$235	$235

Depreciation and amortization of intangible assets:
Bausch + Lomb/International	$660	$811	$812
Salix	1,334	1,135	740
Ortho Dermatologics	383	327	412
Diversified Products	456	558	467
	2,833	2,831	2,431
Corporate	25	35	36
Total depreciation and amortization of intangible assets	$2,858	$2,866	$2,467

Asset impairments:
Bausch + Lomb/International	$165	$150	$60
Salix	23	207	90
Ortho Dermatologics	84	16	88
Diversified Products	442	43	66
	714	416	304
Corporate	—	6	—
Total asset impairments	$714	$422	$304

Schedule of revenues by product category
Revenues by product category for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Pharmaceuticals	$4,377	$5,167	$6,058
Devices	1,532	1,504	1,480
OTC	1,529	1,581	1,583
Branded and Other Generics	1,157	1,284	1,171
Other revenues	129	138	155
	$8,724	$9,674	$10,447

Schedule of revenues and long-lived assets by geographic region
Revenues are attributed to a geographic region based on the location of the customer for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
U.S. and Puerto Rico	$5,225	$6,247	$7,063
China	331	300	272
Canada	326	320	334
Japan	223	232	206
Mexico	201	189	204
Poland	201	140	214
Russia	200	165	169
France	188	186	178
Germany	157	157	159
Egypt	152	196	51
Australia	149	176	182
United Kingdom	108	104	105
Brazil	96	105	110
Other	1,167	1,157	1,200
	$8,724	$9,674	$10,447

Schedule of assets by geographic region
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
U.S. and Puerto Rico	$599	$614
Ireland	235	198
Poland	100	81
Canada	98	83
Germany	70	60
Mexico	50	50
Egypt	47	41
France	34	29
Serbia	30	25
China	28	26
Italy	23	19
South Korea	15	14
Other	74	72
	$1,403	$1,312

Schedule of external customers that accounted for 10% or more of total revenues
Customers that accounted for 10% or more of total revenues for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
McKesson Corporation	19%	21%	20%
AmerisourceBergen Corporation	15%	13%	14%
Cardinal Health, Inc.	13%	15%	12%